Condensed Consolidated Balance Sheets (unaudited) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 9,687,690	$ 13,934,265	$ 17,840,640
Restricted cash	508,261	508,261	500,000
Accounts receivable, net	2,579,187	1,403,774	1,753,547
Prepaid expenses and other current assets	2,492,089	2,383,764	2,458,727
Total current assets	15,267,227	18,230,064	22,552,914
Fixed assets, net	159,159	153,151	1,193,433
Investment, net	226,101	226,101	233,664
Capitalized software, net	8,012,387	7,311,676	3,925,739
Intangible assets, net	20,708,046	21,609,794	7,388,795
Goodwill	29,964,160	46,942,681	41,874,527
Other noncurrent assets	9,700	9,700
Total Assets	74,346,780	94,483,167	77,169,072
Current liabilities:
Accounts payable, accrued expenses and other accrued liabilities	7,463,341	6,063,520	3,188,576
Contingent consideration payable	6,300,000	6,300,000
Current portion of deferred revenue	3,369,631	3,543,819	843,900
Current portion of long-term debt	13,200,000	13,200,000	11,707,363
Derivative liability	45,127	63,178	311,376
Total current liabilities	30,378,099	29,170,517	16,051,215
Long-term portion of deferred revenue	486,201	582,676
Long-term debt, less current portion	2,137,000	4,105,000	3,895,237
Deferred tax liabilities	565,184	675,291
Total liabilities	33,566,484	34,533,484	19,946,452
Commitments and contingencies (Note 7)
Equity:
Preferred stock, par value $0.0001; 5,000,000 shares authorized, 1 share special voting preferred stock issued and outstanding at March 31, 2022 and December 31, 2021
Special voting preferred stock, par value $0.0001; 1 share authorized, issued and outstanding as of March 31, 2022 and December 31, 2021, with $1 preference in liquidation; exchangeable shares, no par value, 306,852 and 309,286 shares issued and outstanding as of March 31, 2022 and December 31, 2021 respectively	2,347,418	2,366,038	20,405,219
Common stock, par value $0.0001; 75,000,000 shares authorized, 34,175,088 and 31,001,884 issued and outstanding at March 31, 2022 and December 31, 2021, respectively	3,417	3,100	1,990
Additional paid-in capital	148,761,867	146,027,258	94,086,433
Accumulated other comprehensive loss	128,723	61,523	(91,497)
Accumulated deficit	(110,461,129)	(88,508,236)	(57,179,525)
Total equity	40,780,296	59,949,683	57,222,620
Total liabilities and equity	$ 74,346,780	$ 94,483,167	$ 77,169,072